6. Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInventoriesLineItems [Line Items]
Cost	R$ 3,528,978	R$ 2,808,478
Provision for losses	(37,099)	(47,271)
Net balance	3,491,879	2,761,207
Fuels, lubricants, and greases
SummaryOfInventoriesLineItems [Line Items]
Cost	1,622,054	1,317,042
Provision for losses	(3,074)	(2,851)
Net balance	1,618,980	1,314,191
Finished goods
SummaryOfInventoriesLineItems [Line Items]
Cost	485,407	425,335
Provision for losses	(18,495)	(19,801)
Net balance	466,912	405,534
Work in process
SummaryOfInventoriesLineItems [Line Items]
Cost	1,637	2,011
Provision for losses	0	0
Net balance	1,637	2,011
Raw materials
SummaryOfInventoriesLineItems [Line Items]
Cost	492,029	246,974
Provision for losses	(1,835)	(1,147)
Net balance	490,194	245,827
Liquified petroleum gas
SummaryOfInventoriesLineItems [Line Items]
Cost	102,031	71,466
Provision for losses	(5,761)	(5,761)
Net balance	96,270	65,705
Consumable materials and other items for resale
SummaryOfInventoriesLineItems [Line Items]
Cost	160,024	138,610
Provision for losses	(5,380)	(7,619)
Net balance	154,644	130,991
Pharmaceutical, hygiene, and beauty products
SummaryOfInventoriesLineItems [Line Items]
Cost	415,956	352,187
Provision for losses	(2,447)	(9,985)
Net balance	413,509	342,202
Advances to suppliers
SummaryOfInventoriesLineItems [Line Items]
Cost	222,808	228,871
Provision for losses	0	0
Net balance	222,808	228,871
Properties for resale
SummaryOfInventoriesLineItems [Line Items]
Cost	27,032	25,982
Provision for losses	(107)	(107)
Net balance	R$ 26,925	R$ 25,875